Leases (Details Narrative)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($) Vehicle	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 02, 2019 USD ($)
Total monthly payment	$ 1,619
Lease expense						$ 21,196
Operating lease, right-to-use asset		$ 22,015		$ 22,015				$ 35,000
Operating lease liability								$ 35,000
ASU No. 2016-02 [Member]
Operating lease, right-to-use asset		22,015		22,015
Operating lease liability		$ 22,015		$ 22,015
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Lease, term		45 days		45 days
Rent expenses		$ 8,989	$ 8,760	$ 27,188	$ 29,662	$ 39,302	$ 29,690
Vehicle Lease Arrangement [Member]
Lease, term	3 years
Number of vehicles | Vehicle	3
Total monthly payment	$ 1,619
Lease expense		$ 4,964	$ 5,602	$ 16,520	$ 14,953